Executive and Supervisory Board Compensation - Retirement Pension Plan for Executive Board Members (Details) - Executive Board € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Executive and Supervisory Board Compensation
Age for annual pension entitlement (in years) | item	62
DBO 12/31	€ 1,187	€ 2,192	€ 1,462
Annual pension entitlement	€ 88	€ 137	€ 114